Income taxes - General (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Statutory Tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Hong Kong | first HK$2 million of assessable profits earned first HK$2 million of assessable profits earned
Income taxes
Statutory Tax rate			8.25%
Hong Kong | after first HK$2 million of assessable profits earned
Income taxes
Statutory Tax rate			16.50%
PRC
Income taxes
Statutory Tax rate			25.00%
Preferential income tax rate			15.00%
High and new technology enterprise certificate term			3 years